Trade and other payables	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Trade and other payables

16. Trade and other payables

Trade and other payables consist of the following:

		Consolidated Group
	Note	2023 A$	2022 A$
Trade payables		773,917	661,755
Sundry payables		1,280,210	492,486
Deferred consideration	(a)	453,446	300,000
		2,507,573	1,454,241

(a)	Relates to the acquisition of further technologies from Jimmy Kelley Digital.

All amounts are short term. The carrying values of trade payables is considered to be a reasonable approximation of fair value.